Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of Detailed Information About Cash and Cash Equivalents

	2022	2021
	(in thousands)
	£	£
Cash and cash equivalents	41,912	60,264